FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currencies (sold/bought) $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2,119.4	$ 1,320.6
USD/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 864.6	$ 514.5
Average rate (in percent)	0.74	0.80
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 179.1	$ 85.0
Average rate (in percent)	0.76	0.78
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 12.8	$ 11.5
Average rate (in percent)	0.77	0.79
EUR/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 249.5	$ 169.9
Average rate (in percent)	0.68	0.67
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 61.8	$ 15.7
Average rate (in percent)	0.71	0.65
EUR/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 1.0	$ 0.2
Average rate (in percent)	0.70	0.64
GBP/CDN | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 73.4	$ 72.0
Average rate (in percent)	0.62	0.59
GBP/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 1.2	$ 2.3
Average rate (in percent)	0.61	0.58
CDN/USD | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 323.4	$ 132.1
Average rate (in percent)	1.35	1.29
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 10.7	$ 30.3
Average rate (in percent)	1.31	1.28
Other currencies | Less than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 341.9	$ 286.8
Other currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 0.0	$ 0.3